Share-based compensation	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Share-based compensation

10. Share-based compensation

For the years ended June 30, 2025 and 2026, total share-based compensation expenses recognized were $153,266 and nil, respectively.

(1)	Employee

On January 6, 2025, with the approval from the Board of the Company, an employee was granted equity award from inception of the employment agreement, which represented 0.1% of the Company’s total shares outstanding at issuance date (the “0.1% Award”, i.e., 1.5 shares). The equity award had a vesting period of 24 months after grant, but with no requisite service period. Alongside the employee’s separation in September 2025, the equity award remained its vesting pace under the 24-month vesting schedule. As of June 30, 2026, 1.125 shares of the Company were vested, with remaining 0.375 shares unvested.

(2)	Non-employee

On December 2, 2024, with the approval from the Board of the Company, a contractor was granted equity award from inception of the contractor agreement representing 0.053333% of the Company’s total shares outstanding at issuance date (“0.05% Award”, i.e., 0.8 shares). The equity award had a vesting period of 24 months after grant, with half vested as of April 1, 2025 and remaining as of November 1, 2026, but with no requisite service period. As of June 30, 2026, the first half of the equity award had been vested, the remaining half had been outstanding.

The Company’s share-based compensation awards are expected to be settled through transfers of existing shares of common stock held by the controlling shareholder, rather than through the issuance of new shares by the Company. The underlying shares of common stock are included in the issued and outstanding shares as of the balance sheet date; accordingly, such settlement is not expected to increase the Company’s total issued and outstanding shares. The vested shares are not recorded in the individual names of the holders on the Company’s shares ledger, but held by the controlling shareholder on their behalf, mainly due to the plan to a direct register of shares under the listed company during De-SPAC transaction. The Company, as well as the controlling shareholder deemed the grant as the time when the employee and non-employees are entitled to economic benefits and risks of the subsequent changes in fair value of the granted shares accordingly to the agreed vesting period.